Capitalized Cost from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current	€ 793	€ 583
Capitalized contract cost, non-current	2,333	1,687
Assets recognised from costs to obtain or fulfil contracts with customers	3,127	2,270
Other current non-financial assets	1,633	1,321
Other non-current non-financial assets	2,628	1,926
Other non-financial assets	€ 4,261	€ 3,247
Capitalized contract cost as % of other non-financial assets, current	49.00%	44.00%
Capitalized contract cost as % of other non-financial assets, non-current	89.00%	88.00%
Capitalized contract cost as % of Other non-financial assets	73.00%	70.00%
Capitalized cost of obtaining customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period	18 months to eight years
Capitalized contract cost, current	€ 667	€ 491
Capitalized contract cost, non-current	2,158	1,536
Assets recognised from costs to obtain or fulfil contracts with customers	2,826	2,028
Amortization expenses of capitalized contract costs	€ 523	450
Incremental costs
Incremental Costs of Obtaining Customer Contracts
Amortization period	one year or less
Capitalized cost to fulfill customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period	six to eight years
Capitalized contract cost, current	€ 126	91
Capitalized contract cost, non-current	175	151
Assets recognised from costs to obtain or fulfil contracts with customers	301	242
Amortization expenses of capitalized contract costs	€ 171	€ 129